STOCKHOLDERS' EQUITY (10K) (Details)		9 Months Ended		12 Months Ended
	Jan. 22, 2014 Warrant	Sep. 30, 2015 $ / shares shares		Dec. 31, 2014 USD ($) $ / shares shares		Dec. 31, 2013 shares $ / shares		Sep. 30, 2015 shares	Dec. 31, 2014 $ / shares shares		Dec. 31, 2013 shares	Jul. 15, 2013 shares	Feb. 26, 2013 shares	Dec. 31, 2012 shares	Jun. 27, 2012 shares
Common Stock [Abstract]
Common Stock, shares issued (in shares)								25,237,249	24,458,018		18,871,420
Common Stock, shares outstanding (in shares)								25,237,249	24,458,018		18,871,420
Common stock issued during period (in shares)				5,586,598
Number of shares of common stock issued for IPMD pursuant (in shares)				1,250,000
Stock issued in lieu of offering agreement (in shares)				275,000
Shares issued on exercise of warrants (in shares)				3,000,000
Common stock issued for consulting services (in shares)				82,500
Warrants, Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		1,676,401	[1]	4,665,451		2,041,165
Warrants issued (in shares)		194,118		80,000		4,445,714
Warrants exercised (in shares)		(392,857)		(3,000,000)		(1,571,428)	[1]
Warrants cancelled (in shares)		(357,155)		(69,050)		(250,000)
Balance (in shares)		1,120,507		1,676,401	[1]	4,665,451
Warrants, weighted-average exercise price [Abstract]
Balance (in dollars per share) | $ / shares		1.14	[1]	0.82		0.98
Warrants issued (in dollars per share) | $ / shares		0.85		1.20		0.56
Warrants exercised (in dollars per share) | $ / shares		0.35		0.60		0.35	[1]
Warrants cancelled (in dollars per share) | $ / shares		2.85		3.22		0.35
Balance (in dollars per share) | $ / shares		0.82		1.14	[1]	0.82
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)		1,676,401	[1]	1,676,401	[1]	2,041,165		1,120,507	1,676,401	[1]	4,665,451			2,041,165
Number of warrants to purchase common stock (in shares)									7
Number of warrants exercised (in shares)						3
Number of warrants exercisable to receive shares of common stock (in shares)								361,516			1,571,428
Common stock vested upon initial warrant (in shares)		1,676,401	[1]	1,676,401	[1]	2,041,165		1,120,507	1,676,401	[1]	4,665,451			2,041,165
Exercise price of warrants (in dollars per share) | $ / shares									$ 0.35
Kerry P. Gray [Member] | June 2011 Note [Member]
Common Stock [Abstract]
Number shares of common stock issued for installment payments (in shares)				116,667
Kerry P. Gray [Member] | July 2011 Note [Member]
Common Stock [Abstract]
Number shares of common stock issued for installment payments (in shares)				115,741
Inter-Mountain [Member]
Common Stock [Abstract]
Shares issued on exercise of warrants (in shares)				725,274
Warrants, Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Warrants exercised (in shares)				(1,571,428)
Warrant shares subject to expiration [Abstract]
Number of warrants exercisable to receive shares of common stock (in shares)														3,142,857
Inter-Mountain [Member] | June 2012 Note [Member]
Common Stock [Abstract]
Number shares of common stock issued for installment payments (in shares)				911,690
Torrey Hills Capital, Inc. [Member]
Warrant shares subject to expiration [Abstract]
Number of warrants exercisable to receive shares of common stock (in shares)									80,000
Exercise price of warrants (in dollars per share) | $ / shares									$ 1.20
Warrant - June 2012 Debt Offering [Member]
Warrant shares subject to expiration [Abstract]
Number of warrants exercisable to receive shares of common stock (in shares)									3,142,857
Exercise price of warrants (in dollars per share) | $ / shares									$ 0.35
Warrant - June 2012 Debt Offering [Member] | Private Placement [Member]
Warrants, Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)						392,857
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)						392,857						392,857	392,857	392,857	785,714
Common stock vested upon initial warrant (in shares)						392,857						392,857	392,857	392,857	785,714
Warrant - June 2012 Debt Offering [Member] | Inter-Mountain [Member]
Warrant shares subject to expiration [Abstract]
Number of warrants terminated (in shares) | Warrant	3
May 15, 2015 [Member]
Warrants, Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		357,155
Balance (in shares)				357,155
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)		357,155		357,155					357,155
Common stock vested upon initial warrant (in shares)		357,155		357,155					357,155
June 13, 2016 [Member]
Warrants, Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		35,000
Balance (in shares)		35,000		35,000
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)		35,000		35,000				35,000	35,000
Common stock vested upon initial warrant (in shares)		35,000		35,000				35,000	35,000
July 16, 2016 [Member]
Warrants, Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		116,667
Balance (in shares)		116,667		116,667
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)		116,667		116,667				116,667	116,667
Common stock vested upon initial warrant (in shares)		116,667		116,667				116,667	116,667
July 28, 2016 [Member]
Warrants, Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		34,722
Balance (in shares)		34,722		34,722
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)		34,722		34,722				34,722	34,722
Common stock vested upon initial warrant (in shares)		34,722		34,722				34,722	34,722
June 27, 2017 [Member]
Warrants, Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		392,857
Balance (in shares)				392,857
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)		392,857		392,857					392,857
Common stock vested upon initial warrant (in shares)		392,857		392,857					392,857
March 14, 2018 [Member]
Warrants, Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		660,000
Balance (in shares)		660,000		660,000
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)		660,000		660,000				660,000	660,000
Common stock vested upon initial warrant (in shares)		660,000		660,000				660,000	660,000
January 15, 2019 [Member]
Warrants, Number of Shares of Common Stock Subject to Exercise [Roll Forward]
Balance (in shares)		80,000
Balance (in shares)		80,000		80,000
Warrant shares subject to expiration [Abstract]
Number of warrant shares of common stock subject to expiration (in shares)		80,000		80,000				80,000	80,000
Common stock vested upon initial warrant (in shares)		80,000		80,000				80,000	80,000
Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares issued (in shares)								0	0
Preferred stock, shares outstanding (in shares)								0	0
Preference shares redeemed by offset of promissory note receivable (in shares)				65
Promissory note offset on preference share redemption | $				$ (969,000)
Term of note				7 years 6 months

[1]	As part of the June 2012 Note, Inter-Mountain received a total of seven warrants to purchase, if they all vest, an aggregate of 3,142,857 shares of common stock, which number of shares could increase based upon the terms and conditions of the warrants. The warrants have an exercise price of $0.35 per share, subject to certain pricing adjustments, and are exercisable, subject to vesting provisions and ownership limitations, until June 27, 2017. Warrants for 785,714, 392,857, 392,857, and 392,857 shares of Common Stock vested on June 27, 2012, December 31, 2012, February 26, 2013, and July 15, 2013, respectively, and three warrants totaling 1,571,428 shares of Common Stock were exercised in 2013. Such issuance of shares of Common Stock following the cashless exercise of three warrants by Inter-Mountain during 2013 was based upon an agreement in December 2013 with Inter-Mountain modifying the formula in the Warrants for determining the number of shares to be issued upon a cashless exercise. On January 22, 2014, we elected to offset and deduct the three remaining Investor Notes from the principle amount due to Inter-Mountain under the June 2012 Note and as a result of the offset and deduction the three remaining warrants terminated. For the purposes of this Table, only such vested shares of Common Stock from one unexercised warrant (392,857 shares) have been included, based upon an exercise price of $0.35 per share of Common Stock.